Significant accounting policies and changes (Details Narrative)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Right Of Use Assets	$ 1,943,252	$ 1,943,252	$ 1,991,772	$ 1,991,772
Adjustments
Current Lease Liabilities					$ 700,000
Non-current Lease Liabilities					2,800,000
Right Of Use Assets			423,658		3,200,000
As Previously Reported
Current Lease Liabilities					700,000
Non-current Lease Liabilities					3,400,000
Right Of Use Assets			$ 2,415,430		$ 3,500,000